Investment in Life Insurance Contract (Details) $ in Millions	1 Months Ended
	Sep. 22, 2020 USD ($)	Sep. 22, 2020 HKD ($)	Jul. 29, 2019 USD ($)	Sep. 22, 2020 HKD ($)
Investment in Life Insurance Contract (Details) [Line Items]
Investment deposit	$ 1,225,105			$ 9.5
Subject to a penalty	$ 65,001	$ 0.5
Manulife International Limited [Member]
Investment in Life Insurance Contract (Details) [Line Items]
Investment deposit			$ 1,290,289
Rates of return (as a percent)			9.48%
Minimum [Member] | Manulife International Limited [Member]
Investment in Life Insurance Contract (Details) [Line Items]
Rates of return (as a percent)			8.69%
Maximum [Member] | Manulife International Limited [Member]
Investment in Life Insurance Contract (Details) [Line Items]
Rates of return (as a percent)			11.49%